Financial instruments - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 9,026	$ 7,381
Listed equity shares
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 22	$ 19